N-2	6 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Central Index Key	0001790177
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	RiverNorth Flexible Municipal Income Fund, Inc.
Financial Highlights [Abstract]
Document Period End Date	Dec. 31, 2025